Subsequent events	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Subsequent events
35 Subsequent events
On 30 July 2024, the Group announced an agreement with Lundin Mining to jointly acquire

100
%
of Filo Corp., a Toronto Stock Exchange listed company which owns the Filo del Sol (FDS) copper project. BHP and Lundin Mining also agreed to form a 50/50 joint venture to hold the FDS and Josemaria projects located in the Vicuña district of Argentina and Chile (together with the Filo Acquisition, the Proposed Transaction). Lundin Mining
owns

100
%
of the Josemaria project. BHP’s total cash payment for the Proposed Transaction is expected to be approximately

US
$
2.1

billion. In connection with the Filo Acquisition, BHP and Lundin Mining have also agreed to subscribe for 3,484,848 common shares of Filo Corp. at a price of C$33.00 per share for aggregate gross proceeds of C$115 million (the Filo Share Placement) to provide interim financing to Filo Corp.
Other than the matters outlined above or elsewhere in the Financial Statements, no matters or circumstances have arisen since the end of the financial year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.